Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions					6 Months Ended
	May 24, 2025 $ / shares shares	Jan. 29, 2025 CAD ($)	Dec. 23, 2024 CAD ($)	Nov. 01, 2024 USD ($) $ / shares	Apr. 30, 2025 CAD ($)	Nov. 01, 2024 $ / shares
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Repayments of subordinated liabilities					$ 1,500
Fixed interest rate [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity				November 24, 2034
Interest rate				6.35%		6.35%
U S Treasury Rate [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity				November 24, 2084
Interest rate				2.257%		2.257%
Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuance of subordinated debentures		$ 1,500
Borrowings, maturity		February 4, 2035
Interest rate		4.279%
Earliest par value redemption date		Feb. 04, 2030
Borrowings, interest rate basis		Daily Compounded Canadian Overnight Repo Rate Average plus 1.45%
Borrowings, adjustment to interest rate basis		1.45%
December Twenty Three Two Thousand Twenty Nine [Member] | Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, interest rate basis			2.88
Debt instrument percentage of principal amount redeemed			100.00%
Repayments of subordinated liabilities			$ 1,500
Series 5 Common Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares				$ 1,000
Series BX Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares				$ 1,000
Proceeds from issuing shares				$ 1,000
Series BX Preferred Shares [Member] | Top of range [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares						$ 5
Series 5 Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares				$ 1,000
Series Az Preferred Shares [Member] | Events after reporting period [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share | $ / shares	$ 25
Number Of Shares redeemed During Period | shares	24